Finance lease liability - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Imputed interest rate	7.35%
Finance lease liability	$ 5,695,000	$ 6,881,000
Deferred gain on finance lease liability	2,566,000	2,982,000
Building lease
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liability	5,695,000	6,829,000
Machinery lease
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liability	$ 0	$ 52,000